Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jun. 18, 2015	Dec. 31, 2014
Favorable lease terms
Acquired Finite Lived Intangible Assets
Finite lived intangible assets, Carrying amount	$ 0	$ 0		$ 3,300
Sikinos Shipping Corporation and Shinyo Dream Limited | Favorable lease terms
Acquired Finite Lived Intangible Assets
Finite lived intangible assets, Carrying amount			$ 2,524
Sikinos Shipping Corporation and Shinyo Dream Limited | Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Unfavorable lease terms			$ (2,561)